CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000	59,504,853	59,504,853
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Common stock, par value	$ 0.0001
Common stock, authorized shares	690,000,000
Common stock, shares issued	49,714,239
Common stock, shares outstanding	49,714,239
Common Class V [Member]
Common stock, par value	$ 0.0001
Common stock, authorized shares	275,000,000
Common stock, shares issued	115,463,646
Common stock, shares outstanding	115,463,646